Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and equipment (Tables) [Abstract]
Property and equipment is composed as follows

 (a)         Property and equipment is composed as follows:

	December 31, 2017
	Cost	Accumulated	Net
		depreciation
Data processing equipment	11,024	(5,114)	5,910
Facilities	53	(23)	30
Machinery and equipment	4,738	(444)	4,294
Furniture and fittings	397	(66)	331
Leasehold improvements	263	(29)	234
Vehicles	132	(42)	90

	16,607	(5,718)	10,889

	December 31, 2016
	Cost	Accumulated	Net
		Depreciation
Data processing equipment	7,574	(3,692)	3,882
Facilities	52	(19)	33
Machinery and equipment	548	(140)	408
Furniture and fittings	190	(40)	150
Leasehold improvements	100	(15)	85

	8,464	(3,906)	4,558

(b)           The changes in cost and accumulated depreciation were as follows:

The changes in cost and accumulated depreciation were as follows

	Data processing equipment	Facilities	Machinery and equipment	Furniture and fittings	Leasehold improvements	Vehicles	Total
At December 31, 2016
Cost	7,574	52	548	190	100	-	8,464
Accumulated depreciation	(3,692)	(19)	(140)	(40)	(15)	-	(3,906)

Net book value	3,882	33	408	150	85	-	4,558

At December 31, 2017
Opening balance	3,882	33	408	150	85	-	4,558
Cost
Purchases	3,316	1	4,171	176	94	114	7,873
Acquisition of subsidiary	134	-	19	31	69	18	271
Depreciation
Depreciation	(1,422)	(4)	(304)	(26)	(14)	(42)	(1,812)

Net book value	5,910	30	4,294	331	234	90	10,889

At December 31, 2017
Cost	11,024	53	4,738	397	263	132	16,607
Accumulated depreciation	(5,114)	(23)	(444)	(66)	(29)	(42)	(5,718)

Net book value	5,910	30	4,294	331	234	90	10,889